Investments Accounted for Using the Equity Method	12 Months Ended
Mar. 31, 2026
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Investments Accounted for Using the Equity Method
(10) Investments accounted for using the equity method
Honda’s equity in affiliates and joint ventures as of March 31, 2025 and 2026 is as follows:

	Yen (millions)
	2025	2026
Investments accounted for using the equity method:
Affiliates	¥854,536	¥836,276
Joint ventures	388,078	291,842

Total	¥1,242,614	¥1,128,118

For the year ended March 31, 2026, the Company performed impairment test for investments accounted for using the equity method related to a certain joint venture in China because there was objective evidence of impairment due to a significant deterioration of profitability for the year ended March 31, 2026, resulting from intensified competition in China. The Company recognized impairment losses of ¥90,882 million for the year ended March 31, 2026 to the recoverable amounts based on the value in use derived from updated business forecasts. The impairment losses are included in share of profit (loss) of investments accounted for using the equity method in the consolidated statements of income and included in Automobile business. The business plan used reflects management’s best estimate. However, changes in assumptions may affect future recoverable amounts and impairment losses.
For the years ended March 31, 2024 and 2025, the Company did not recognize any significant impairment losses.
Honda’s share of comprehensive income of affiliates and joint ventures for the years ended March 31, 2024, 2025 and 2026 is as follows:

	Yen (millions)
	2024	2025	2026
Profit for the year:
Affiliates	¥26,490	¥15,838	¥(17,014)
Joint ventures	84,327	(14,856)	(145,066)

Total	¥110,817	¥982	¥(162,080)

Other comprehensive income:
Affiliates	¥31,797	¥18,305	¥24,471
Joint ventures	30,856	(6,403)	38,956

Total	¥62,653	¥11,902	¥63,427

Comprehensive income for the year:
Affiliates	¥58,287	¥34,143	¥7,457
Joint ventures	115,183	(21,259)	(106,110)

Total	¥173,470	¥12,884	¥(98,653)

Combined financial information in respect of affiliates as of March 31, 2025 and 2026, and for the years ended March 31, 2024, 2025 and 2026 is as follows:

	Yen (millions)
For the year ended March 31, 2024	Motorcycle Business	Automobile Business	Power Products and Other Businesses	Total
Sales revenue	¥178,964	¥4,425,320	¥10,335	¥4,614,619
Profit for the year	12,744	38,348	2,193	53,285

	Yen (millions)
As of and for the year ended March 31, 2025	Motorcycle Business	Automobile Business	Power Products and Other Businesses	Total
Current assets	¥46,092	¥1,971,257	¥32,727	¥2,050,076
Non-current assets	18,217	2,770,810	24,559	2,813,586

Total assets	64,309	4,742,067	57,286	4,863,662

Current liabilities	19,386	1,549,786	6,630	1,575,802
Non-current liabilities	1,919	499,907	541	502,367

Total liabilities	21,305	2,049,693	7,171	2,078,169

Total equity	¥43,004	¥2,692,374	¥50,115	¥2,785,493

Sales revenue	¥153,727	¥4,451,855	¥17,845	¥4,623,427
Profit for the year	12,978	87,996	3,047	104,021

	Yen (millions)
As of and for the year ended March 31, 2026	Motorcycle Business	Automobile Business	Power Products and Other Businesses	Total
Current assets	¥59,611	¥2,417,433	¥28,692	¥2,505,736
Non-current assets	21,027	2,733,794	25,388	2,780,209

Total assets	80,638	5,151,227	54,080	5,285,945

Current liabilities	23,612	1,726,322	6,514	1,756,448
Non-current liabilities	2,349	721,007	437	723,793

Total liabilities	25,961	2,447,329	6,951	2,480,241

Total equity	¥54,677	¥2,703,898	¥47,129	¥2,805,704

Sales revenue	¥191,970	¥4,334,184	¥17,977	¥4,544,131
Profit for the year	17,069	10,378	1,964	29,411

Combined financial information in respect of joint ventures as of March 31, 2025 and 2026, and for the years ended March 31, 2024, 2025 and 2026 is as follows:

	Yen (millions)
For the year ended March 31, 2024	Motorcycle Business	Automobile Business	Power Products and Other Businesses	Total
Sales revenue	¥1,103,578	¥4,003,276	¥4,183	¥5,111,037
Profit for the year	100,242	67,056	1,674	168,972

	Yen (millions)
As of and for the year ended March 31, 2025	Motorcycle Business	Automobile Business	Power Products and Other Businesses	Total
Current assets	¥383,566	¥919,732	¥4,892	¥1,308,190
Non-current assets	185,883	631,036	1,153	818,072

Total assets	569,449	1,550,768	6,045	2,126,262

Current liabilities	326,185	874,653	2,119	1,202,957
Non-current liabilities	71,439	78,792	3,266	153,497

Total liabilities	397,624	953,445	5,385	1,356,454

Total equity	¥171,825	¥597,323	¥660	¥769,808

Sales revenue	¥1,181,238	¥2,723,204	¥4,943	¥3,909,385
Profit for the year	108,842	(139,636)	1,398	(29,396)

	Yen (millions)
As of and for the year ended March 31, 2026	Motorcycle Business	Automobile Business	Power Products and Other Businesses	Total
Current assets	¥423,037	¥930,195	¥3,778	¥1,357,010
Non-current assets	182,897	551,504	1,262	735,663

Total assets	605,934	1,481,699	5,040	2,092,673

Current liabilities	371,144	852,346	832	1,224,322
Non-current liabilities	68,951	71,904	3,557	144,412

Total liabilities	440,095	924,250	4,389	1,368,734

Total equity	¥165,839	¥557,449	¥651	¥723,939

Sales revenue	¥1,226,487	¥1,902,570	¥5,828	¥3,134,885
Profit for the year	119,253	(229,264)	1,345	(108,666)